IFRS 18 Presentation and Disclosure in Financial Statements - Additional subtotals in MPM disclosure (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of management-defined performance measures [line items]
Profit for the period	$ 10,233	$ 7,041	$ 5,961
Par value per share	$ 0.25	$ 0.25	$ 0.25
Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Profit before financing and income tax	$ 14,101
Profit for the period	10,233
Restructuring costs | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Profit before financing and income tax	237
Profit for the period	169
Intangible amortisation and impairments | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Profit before financing and income tax	4,327
Profit for the period	3,502
Other | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Profit before financing and income tax	171
Profit for the period	305
Value of management-defined performance measure | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Profit before financing and income tax	18,836
Profit for the period	$ 14,209